Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Instruments1 [Abstract]
Disclosure of financial assets
The following tables provide the carrying values and fair values of our financial instruments by category, as well as the associated fair value hierarchy levels as defined in note 2 under “Fair value measurements”. The carrying value is a reasonable approximation of fair value for cash and cash equivalents, receivables, and payables and accrued liabilities due to their short-term nature. The carrying values of long-term debt include any current portions and exclude deferred financing costs.

December 31, 2024	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$641	$—	$—	$641	$641
Receivables	3	292	—	—	292	292
Interest rate swaps[2]	2	—	2	—	2	2
Electricity swaps[2]	3	—	13	—	13	13
		$933	$15	$—	$948	$948

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$600	$600	$600
Long-term debt[1]	2	—	—	200	200	200
Electricity swaps[2]	3	—	12	—	12	12
		$—	$12	$800	$812	$812
1.The fair value of long-term debt is based on rates available to us at December 31, 2024 for long-term debt with similar terms and remaining maturities.
2.The value of our interest rate swap contracts is included in receivables in our consolidated balance sheet at December 31, 2024. The current portions of our electricity swap contracts are included in receivables and payables and accrued liabilities. The non-current portions of our electricity swap contracts are included in other assets and other liabilities.

December 31, 2023	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$900	$—	$—	$900	$900
Receivables	3	302	—	—	302	302
Interest rate swaps[2]	2	—	6	—	6	6
Electricity swaps[2]	3	—	22	—	22	22
		$1,202	$28	$—	$1,230	$1,230

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$620	$620	$620
Long-term debt[1]	2	—	—	500	500	494
Electricity swaps[2]	3	—	12	—	12	12
		$—	$12	$1,120	$1,132	$1,126
1.The fair value of long-term debt is based on rates available to us at December 31, 2023 for long-term debt with similar terms and remaining maturities.
2.The value of our interest rate swap contracts and the current portions of our electricity swap contracts are included in receivables in our consolidated balance sheet at December 31, 2023. The non-current portions of our electricity swap contracts are included in other assets and other liabilities.

Disclosure of financial liabilities
The following tables provide the carrying values and fair values of our financial instruments by category, as well as the associated fair value hierarchy levels as defined in note 2 under “Fair value measurements”. The carrying value is a reasonable approximation of fair value for cash and cash equivalents, receivables, and payables and accrued liabilities due to their short-term nature. The carrying values of long-term debt include any current portions and exclude deferred financing costs.

December 31, 2024	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$641	$—	$—	$641	$641
Receivables	3	292	—	—	292	292
Interest rate swaps[2]	2	—	2	—	2	2
Electricity swaps[2]	3	—	13	—	13	13
		$933	$15	$—	$948	$948

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$600	$600	$600
Long-term debt[1]	2	—	—	200	200	200
Electricity swaps[2]	3	—	12	—	12	12
		$—	$12	$800	$812	$812
1.The fair value of long-term debt is based on rates available to us at December 31, 2024 for long-term debt with similar terms and remaining maturities.
2.The value of our interest rate swap contracts is included in receivables in our consolidated balance sheet at December 31, 2024. The current portions of our electricity swap contracts are included in receivables and payables and accrued liabilities. The non-current portions of our electricity swap contracts are included in other assets and other liabilities.

December 31, 2023	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$900	$—	$—	$900	$900
Receivables	3	302	—	—	302	302
Interest rate swaps[2]	2	—	6	—	6	6
Electricity swaps[2]	3	—	22	—	22	22
		$1,202	$28	$—	$1,230	$1,230

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$620	$620	$620
Long-term debt[1]	2	—	—	500	500	494
Electricity swaps[2]	3	—	12	—	12	12
		$—	$12	$1,120	$1,132	$1,126
1.The fair value of long-term debt is based on rates available to us at December 31, 2023 for long-term debt with similar terms and remaining maturities.
2.The value of our interest rate swap contracts and the current portions of our electricity swap contracts are included in receivables in our consolidated balance sheet at December 31, 2023. The non-current portions of our electricity swap contracts are included in other assets and other liabilities.

Disclosure of aging analysis of trade accounts receivable	The aging analysis of trade accounts receivable is presented below:

As at	December 31, 2024	December 31, 2023
Trade accounts receivable
Current	$175	$215
Past due 1 to 30 days	62	28
Past due 31 to 60 days	2	4
Past due over 60 days	—	3
Trade accounts receivable	239	250
Sales taxes receivable	27	26
Other	28	35
Receivables	$294	$311

Disclosure of aggregate amount of contractual future cash outflows for long-term debt
The following table summarizes the maturity profile of our financial liabilities based on contractual undiscounted payments:

December 31, 2024	Carrying value	Total	2025	2026	2027	2028	Thereafter
Long-term debt	$200	$200	$200	$—	$—	$—	$—
Interest on long-term debt[1]	2	6	6	—	—	—	—
Lease obligations	29	38	11	6	4	3	14
Payables and accrued liabilities	590	590	590	—	—	—	—
Total	$821	$834	$807	$6	$4	$3	$14
1.Assumes debt remains at December 31, 2024 levels and includes the impact of interest rate swaps terminating July 25, 2025.
The following table summarizes the maturity profile of our net derivative asset based on contractual undiscounted payments:

December 31, 2024	Carrying value - asset (liability)	Total inflows (outflows)	2025	2026	2027	2028	Thereafter
Electricity swaps	$—	$5	$(4)	$(2)	$(1)	$(1)	$14
Total	$—	$5	$(4)	$(2)	$(1)	$(1)	$14

Disclosure of CAD dollar foreign currency balance sheet exposure	As at December 31, 2024, we had the following floating rate financial instruments:

Financial instrument	Carrying value
Financial liability: Term loan	$200
Financial asset: Interest rate swap contracts	$2